Risk and Capital Management - Schedule of Internal Rating (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 1,083,798	R$ 1,025,493
Loan operations and lease operations percentage	100.00%	100.00%
Low
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 880,593	R$ 886,188
Medium
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	113,939	73,031
High
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	41,429	11,143
Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	47,837	55,131
Stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 981,017	R$ 876,653
Loan operations and lease operations percentage	90.50%	85.50%
Stage 1 | Low
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 880,216	R$ 817,782
Stage 1 | Medium
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	99,804	58,817
Stage 1 | High
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	997	54
Stage 1 | Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	0	0
Stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 54,944	R$ 93,709
Loan operations and lease operations percentage	5.10%	9.10%
Stage 2 | Low
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 377	R$ 68,406
Stage 2 | Medium
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	14,135	14,214
Stage 2 | High
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	40,432	11,089
Stage 2 | Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	0	0
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 47,837	R$ 55,131
Loan operations and lease operations percentage	4.40%	5.40%
Stage 3 | Low
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 0	R$ 0
Stage 3 | Medium
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	0	0
Stage 3 | High
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	0	0
Stage 3 | Credit-impaired
Disclosure of financial assets that are either past due or impaired [line items]
Loan operations and lease operations portfolio	R$ 47,837	R$ 55,131